Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2017	2016
Prepaid expenses	38,420	32,254
Government institutions	66,189	37,937
Derivative instruments	5,953	14,218
Cross-currency interest rate swap	7,501	2,275
Other	10,883	16,295
	$128,946	$102,979